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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                      Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                        Pioneer Global High Yield Fund
                        Schedule of Investments  7/31/05 (unaudited)

        Principal
        Amount                                                                             Value
                        CONVERTIBLE CORPORATE BONDS - 0.9 %
                        Transportation - 0.9 %
                        Marine - 0.9 %
        4,500,000       CP Ships Ltd., 4.0%, 6/30/24 (144A)                             $ 4,370,625
        1,600,000       CP Ships Ltd., 4.0%, 6/30/24                                      1,554,000
                                                                                        $ 5,924,625
                        Total Transportation                                            $ 5,924,625
                        Pharmaceuticals & Biotechnology - 0.0 %
                        Biotechnology - 0.0 %
        10,000          Cubist Pharmaceuticals, 5.5%, 11/1/08                           $     9,388
                        Total Pharmaceuticals & Biotechnology                           $     9,388
                        TOTAL CONVERTIBLE CORPORATE BONDS
                        (Cost   $5,856,102)                                             $ 5,934,013

                        ASSET BACKED SECURITIES - 2.6 %
                        Transportation - 0.6 %
                        Airlines - 06 %
        1,888,654       American Airlines, Inc. 8.97%, 3/29/08                          $ 1,559,519
        1,437,788       American Airlines, Inc., 7.377%, 5/23/19                          1,051,650
        1,093,916       American Airlines, Inc., 9.71%, 1/30/07                           1,041,955
                                                                                        $ 3,653,124
                        Total Transportation                                            $ 3,653,124
                        Utilities - 2.0 %
                        Electric Utilities - 2.0 %
        2,147,015       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                 $ 2,195,323
        1,865,000       FPL Energy National Wind, 6.125%, 3/25/19 (144A)                  1,827,085
        5,865,124       Ormat Funding Corp., 8.25%, 12/30/20                              5,923,775
        3,270,000       Reliant Energy, Inc., 6.75%, 12/15/14                             3,220,950
                                                                                        $13,167,133
                        Total Utilities                                                 $13,167,133
                        TOTAL ASSET BACKED SECURITIES
                        (Cost   $13,608,631)                                            $16,820,257

                        COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
                        Diversified Financials - 0.4 %
                        Diversified Financial Services - 0.4 %
        2,500,000       Tower 2004-2A F, 6.376%, 12/15/14                               $ 2,470,280
                        Total Diversified Financials                                    $ 2,470,280
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                        (Cost   $2,500,000)                                             $ 2,470,280

                        CORPORATE BONDS - 88.7 %
                        Energy - 8.2 %
                        Coal & Consumable Fuels - 0.6 %
        4,071,019       Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                  $ 4,045,575
                        Oil & Gas Equipment & Services - 4.3 %
NOK     85,428,200      Aker Kvaerner ASA, 0.0%, 10/30/11                               $11,120,208
        1,009,000       Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                    1,003,955
        9,793,000       J Ray McDermott SA, 11.0%, 12/15/13 (144A)                       11,212,985
        30,500,000      Sevan Marine, 9.0%, 3/31/08                                       4,778,326
                                                                                        $28,115,474
                        Oil & Gas Drilling - 0.5 %
        3,300,000       Ocean Rig Norway AS, 8.375%, 7/1/13 (144A)                      $ 3,448,500
                        Oil & Gas Exploration & Production - 2.8 %
        60,000          Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)                     $    63,000
        2,600,000       Baytex Energy, Ltd., 9.625%, 7/15/10                              2,730,000
        2,230,000       Clayton Williams Energy, 7.75%, 8/1/13 (144A)                     2,224,425
        4,100,000       Delta Petroleum Corp., 7.00%, 4/1/15 (144A)                       3,936,000
        15,000          Energy Partners, Ltd., 8.75%, 8/1/10                                 15,900
        2,000,000       Gazprom International SA, 7.201%, 2/1/20 (144A)                   2,147,500
        6,200,000       Petroquest Energy, Inc., 10.375%, 5/15/12 (144A)                  6,277,500
        760,000         Stone Energy Corp., 6.75%, 12/15/14                                 752,400
                                                                                        $18,146,725
                        Total Energy                                                    $53,756,274
                        Materials - 20.8 %
                        Aluminum - 1.3 %
        8,510,000       Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                   $ 8,467,450
                        Commodity Chemicals - 2.0 %
        515,000         Arco Chemical Co., 9.8%, 2/1/20                                 $   576,800
        3,770,000       Aventine Renewable Energy,  Floating Rate Note, 12/15/11 (144A)   3,694,600
        8,275,000       Invista, 9.25%, 5/1/12 (144A)                                     9,112,844
                                                                                        $13,384,244
                        Construction Materials - 0.7 %
        3,750,000       RMCC Acquisition Co., 9.50%, 11/1/12 (144A)                     $ 3,712,500
        583,000         Texas Industries, Inc., 7.25% 7/15/13 (144A)                        615,065
                                                                                        $ 4,327,565
                        Diversified Chemical -2.3%
        950,000         Braskem SA, 9.75%, 6/1/49                                       $   969,000
        780,000         Braskem SA, 11.75%, 1/22/14 (144A)                                  934,050
        9,670,000       Braskem SA, 11.75%, 1/22/14                                      11,579,825
        1,020,000       Braskem International, Ltd., 9.375%, 6/1/15 (144A)                1,068,450
        640,000         Huntsman International LLC., 10.125%, 7/1/09                        799,346
        12,000          Huntsman International LLC., 10.125%, 7/1/09                         14,988
                                                                                        $15,365,659
                        Diversified Metals & Mining - 1.6 %
        2,900,000       Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                  $ 2,842,000
        2,550,000       Vale Overseas, Ltd., 8.25%, 1/17/34                               2,862,375
        5,395,000       Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                     5,323,975
                                                                                        $11,028,350
                        Forest Products - 1.4 %
        20,000          Hines Nurseries, Inc., 10.25%, 10/1/11                          $    20,900
        3,250,000       Mandra Foresty, 12.0%, 5/15/13 (144A)                             3,250,000
        5,325,000       Sino Forest Corp., 9.125%, 8/17/11 (144A)                         5,790,938
                                                                                        $ 9,061,838
                        Metal & Glass Containers - 0.8 %
        3,885,000       Anchor Glass Container, 11%, 2/15/13                            $ 2,389,275
        2,885,000       Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A)                2,913,850
                                                                                        $ 5,303,125
                        Paper Packaging - 2.0 %
        4,325,000       AEP Industries, Inc., 7.875%, 3/15/13 (144A)                    $ 4,320,991
        8,355,000       Graham Packaging Co.,  9.875%, 10/15/14 (144A)                    8,605,650
                                                                                        $12,926,641
                        Paper Products - 0.6 %
        4,610,000       Mercer International, Inc. 9.25%, 2/15/13                       $ 3,860,875
                        Precious Metals & Minerals - 1.1 %
        6,400,000       Alrosa Finance SA,  8.875%, 11/17/14 (144A)                     $ 7,264,000
                        Specialty Chemicals - 4.6 %
        7,025,000       Basell Finance Co., 8.1%, 3/15/27 (144A)                        $ 6,819,498
        9,605,000       Crystal US Holdings, Inc., Floating Rate Note, 10/1/14            6,915,600
        5,000,000       Ferro Corp., 7.625%, 5/1/13                                       5,143,325
        1,055,000       OM Group, Inc., 9.25%, 12/15/11                                   1,076,100
        5,700,000       Resolution Performance Products, 13.5%,  11/15/10                 6,156,000
        1,000,000       Rhodia SA, 8.0%, 6/1/10                                           1,203,506
        2,480,000       Rhodia SA, 9.25%, 6/1/11                                          2,984,695
                                                                                        $30,298,724
                        Steel - 2.4 %
        2,990,000       CSN Islands X Corp., 9.50%, 7/1/49 (144A)                       $ 2,945,150
        6,210,000       CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                       6,613,650
        3,000,000       Edgen Acquisition Corp., 9.875%, 2/1/11                           2,970,000
        3,000,000       International Steel Group, 6.5%, 4/15/14                          2,985,000
                                                                                        $15,513,800
                        Total Materials                                                 $136,802,271
                        Capital Goods - 6.1 %
                        Building Products - 2.5 %
        5,875,000       Builders Firstsource, Inc., Floating Rate, 2/15/12              $ 5,933,750
        2,990,000       Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                         3,057,275
        2,500,000       Grohe Holding,, 8.625%, 10/1/14 (144A)                            2,902,662
        4,150,000       US Concrete, Inc., 8.375%, 4/1/14                                 3,984,000
                                                                                        $15,877,687
                        Construction, Farm Machinery & Heavy Trucks - 0.9 %
        3,875,000       Navistar International, 7.5%, 6/15/11                           $ 4,010,625
        2,170,000       Navistar Financial Corp., 6.25%, 3/1/12 (144A)                    2,137,450
                                                                                        $ 6,148,075
                        Heavy Electrical Equipment - 1.2 %
        3,030,000       Altra Industrial Motion, 9.0%, 12/1/11 (144A)                   $ 2,863,350
        5,050,000       Hawk Corp., 8.75%, 11/1/14                                        5,132,063
                                                                                        $ 7,995,413
                        Trading Companies & Distributors - 1.5 %
        10,680,000      Noble Group, Ltd., 6.625%, 3/17/15 (144A)                       $ 9,871,599
                        Total Capital Goods                                             $39,892,774
                        Commercial Services & Supplies - 6.7 %
                        Diversified Commercial Services - 2.4 %
        1,500,000       Cornell Co's., Inc, 10.75%, 7/1/12                              $ 1,556,250
        1,485,000       Fti Consulting, 7.625%, 6/15/13 (144A)                            1,509,131
        5,720,000       Park-Ohio Industries, Inc. 8.375%, 11/15/14 (144A)                5,376,800
        7,475,000       United Rentals NA, Inc., 7.75%, 11/15/13  (b)                     7,288,125
                                                                                        $15,730,306
                        Environmental & Facilities Services - 2.9 %
        615,000         Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)                     $   636,525
        5,885,000       Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                     $ 6,532,350
        6,880,000       Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)               6,467,200
        5,300,000       Waste Services, Inc.,  9.50%, 4/15/14 (144A)                      5,300,000
                                                                                        $18,936,075
                        Human Resource & Employment Services - 1.4 %
        5,250           Atlantic Express Transport, 12.25%, 4/15/08                     $ 5,046,563
        4,185,000       Knowlege Learning Center, 7.25%, 2/1/15 (144A)                    4,017,600
                                                                                        $ 9,064,163
                        Total Commercial Services & Supplies                            $43,730,544
                        Transportation - 7.1 %
                        Airlines - 2.1 %
        3,558,000       AMR Corp., 9.0%, 9/15/16                                        $ 2,793,030
        275,000         AMR Corp., 9.8%, 10/1/21                                            187,000
        810,000         AMR Corp., 9.0%, 8/1/12  (b)                                        643,950
        9,285,000       Continental Air, Inc., 7.568%, 12/1/06                            8,540,974
        3,500,000       Northwest Airlines, Inc., 10.0%, 2/1/09 (b)                       1,680,000
        250,000         Northwest Airlines, Inc., 7.875%, 3/15/08 (b)                       115,000
                                                                                        $13,959,954
                        Airport Services - 0.1%
        525,000         K&F Acquisition, Inc., 7.75%, 11/15/14                          $   538,125
                        Marine - 3.3 %
        5,000,000       H-Lines Finance Holding, 11.0%, 4/1/13 (144A)                   $ 4,025,000
        1,500,000       Seabulk International, Inc., 9.5%, 8/15/13                        1,693,125
        6,375,000       Ship Finance International Ltd., 8.5%, 12/15/13                   6,104,063
        6,435,000       Stena AB, 7.0%, 12/1/16                                           6,153,469
        3,675,000       Trailer Bridge, Inc., 9.25%, 11/15/11                             3,697,969
                                                                                        $21,673,626
                        Railroads - 1.2 %
        2,600,000       Progress Rail Services Corp., 7.75%, 4/1/12 (144A)              $ 2,658,500
        4,980,000       TFM SA DE CV, 9.375%, 5/1/12 (144A)                               5,328,600
                                                                                        $ 7,987,100
                        Trucking - 0.4 %
        2,700,000       Greenbrier Companies, Inc., 8.375%, 5/15/15 (144A)              $ 2,814,750
                        Total Transportation                                            $46,973,555
                        Automobiles & Components - 6.1 %
                        Auto Parts & Equipment - 4.2 %
        1,435,000       Commercial Vehicle Group, 8.00%, 7/1/13                         $ 1,499,575
        3,890,000       Cooper Standard Auto, 8.375%, 12/15/14 (b)                      $ 3,423,200
        4,304,000       Delphi Corp., 6.55%, 6/15/06 (b)                                  4,223,300
        13,800,000      Stanadyne Corp., Floating Rate Note, 2/15/15                      7,728,000
        1,500,000       Stanadyne Corp., 10.0%, 8/15/14                                   1,492,500
        2,450,000       Sun Sage BV, 8.25%, 3/26/09 (144A)                                2,621,500
        4,980,000       Tenneco Automotive, Inc., 8.625%, 11/15/14                        5,204,100
        1,400,000       UGS Corp., 10.0%, 6/1/12                                          1,554,000
                                                                                        $27,746,175
                        Automobile Manufacturers - 0.8 %
        1,915,000       Ford Motor Credit Corp., 7.375%, 10/28/09                       $ 1,910,739
        2,890,000       General Motors, 7.25%, 7/3/13                                     3,258,153
                                                                                        $ 5,168,892
                        Tires & Rubber - 1.1 %
        6,965,000       Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)                     $ 7,104,300
                                                                                        $ 7,104,300
                        Total Automobiles & Components                                  $40,019,367
                        Consumer Durables & Apparel - 1.5 %
                        Homebuilding - 1.5 %
        1,800,000       William Lyon Homes, 7.50%,  2/15/14                             $ 1,737,000
        2,480,000       William Lyon Homes, 7.625%, 12/15/12                              2,418,000
        5,820,000       WCI Communities, Inc., 6.625%, 3/15/15                            5,412,600
                                                                                        $ 9,567,600
                        Total Consumer Durables & Apparel                               $ 9,567,600
                        Consumer Services - 0.8 %
                        Casinos & Gaming - 0.6 %
        500,000         Codere Finance SA, 8.25%, 6/15/15 (144A)                        $   633,584
        3,055,000       MTR Gaming Group., 9.75%, 4/1/10                                  3,318,494
                                                                                        $ 3,952,078
                        Hotels, Resorts & Cruise Lines - 0.2 %
        400,000         Grupo Posadas Sa De CV,  8.75%, 10/4/11 (144A)                  $   428,000
        1,000,000       Grupo Posadas Sa De CV, 8.75%, 10/4/11 (144A)                     1,070,000
        10,000          Meristar Hospitality Operations Finance Corp., 10.5%, 6/15/09        10,675
                                                                                        $ 1,508,675
                        Total Consumer Services                                         $ 5,460,753
                        Media - 3.7 %
                        Broadcasting & Cable Television - 1.8 %
        1,510,000       Innova S De R.L., 9.375%, 9/19/13                               $ 1,706,300
        1,055,528       Kabel Deutsch Holding, Floating Rate, 12/15/14 (144A)             1,270,334
        3,060,000       Kabel Deutschland GMBH, 10.625%, 7/1/14                           3,381,300
        1,875,000       Kabel BW Holdings, Floating Rate, 2/3/15                          2,262,258
        2,585,000       NTL Cable PLC, 8.75%, 4/15/14                                     3,346,156
                                                                                        $11,966,348
                        Movies & Entertainment - 1.1 %
        6,940,000       Corp Interamer De Entret, 8.875%, 6/14/15 (144A)                $ 6,846,310
                        Publishing - 0.8 %
        2,665,000       Sheridan Acquisition Corp., 10.25%, 8/15/11                     $ 2,788,256
        3,580,000       Visant Holding Corp., Step Coupon, 12/1/13                        2,577,600
                                                                                        $ 5,365,856
                        Total Media                                                     $24,178,514
                        Retailing - 1.2 %
                        Distributors - 0.5 %
        2,400,000       Central Eur Distribution Corp., 8.0%, 7/25/12 (144A)            $ 3,003,369
                        General Merchandise Stores - 0.6 %
        3,500,000       Ray Acquisition SCA, 9.375%, 3/16/15 (144A)                     $ 4,244,101
                        Specialty Stores - 0.1 %
        590,000         Asbury Automotive Group, 8.0%, 3/15/14                          $   587,050
                        Total Retailing                                                 $ 7,834,520
                        Food & Drug Retailing - 2.0 %
                        Drug Retail - 0.7 %
        5,310,000       Duane Reade, Inc., 9.75%, 8/1/11 (b)                            $ 4,141,800
        375,000         Duane Reade, Inc., Floating Rate Note, 12/15/10 (144A)              365,625
                                                                                        $ 4,507,425
                        Food Distributors - 1.3 %
        4,730,000       Doane Pet Care Co., 9.75%, 5/15/07                              $ 4,659,050
        4,095,000       Wornick Co., 10.875%, 7/15/11                                     4,217,850
                                                                                        $ 8,876,900
                        Total Food & Drug Retailing                                     $13,384,325
                        Food, Beverage & Tobacco - 0.7 %
                        Brewers - 0.7 %
        4,519,000       Argentine Beverages Fin., 7.375%, 3/22/12 (144A)                $ 4,586,785
        120,000         Cia Brasileira de Bebida, 8.75%, 9/15/13                            141,300
                                                                                        $ 4,728,085
                        Total Food, Beverage & Tobacco                                  $ 4,728,085
                        Health Care Equipment & Services - 2.3 %
                        Health Care Equipment - 1.4 %
        5,989,000       Hanger Orthopedic Group, 10.375% 2/15/09 (b)                    $ 6,048,890
        2,900,000       Medical Services Co., Floating Rate Note, 10/15/11 (144A)         2,878,250
                                                                                        $ 8,927,140
                        Health Care Facilities - 0.1 %
        700,000         Psychiatric Solutions, 7.75%, 7/15/15 (144A)                    $   714,000
                        Health Care Services - 0.8 %
        1,760,000       AMR Holdco/Emcar Holdco, 10.0%, 2/15/15 (144A)                  $ 1,883,200
        3,665,000       Rural/Metro Corp., 9.875%, 3/15/15 (144A)                         3,665,000
                                                                                        $ 5,548,200
                        Total Health Care Equipment & Services                          $15,189,340
                        Pharmaceuticals & Biotechnology - 1.7 %
                        Pharmaceuticals - 1.7 %
        5,350,000       Mayne Group, Ltd., 5.875%, 12/1/11 (144A)                       $ 5,430,250
        5,890,000       Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                       5,816,375
                                                                                        $11,246,625
                        Total Pharmaceuticals & Biotechnology                           $11,246,625
                        Banks - 2.7 %
                        Diversified Banks - 2.7 %
        6,575,000       ATF Bank JSC, 9.25%, 4/12/12 (144A)                             $ 6,789,279
        1,250,000       Citigroup (CJSC Russian), 8.75%, 4/14/07                          1,278,875
        3,300,000       Halyk Savings Bk Kazaktn, 8.125%, 10/7/09 (144A)                  3,473,250
        6,170,000       Turanalem Finance BV, 8.5%, 2/10/15 (144A)                        6,339,675
                                                                                        $17,881,079
                        Total Banks                                                     $17,881,079
                        Diversified Financials - 3.1 %
                        Investment Banking & Brokerage - 1.1 %
        4,960,000       Refco Finance Holdings, 9.0%, 8/1/12                            $ 5,356,800
        2,100,000       Sistema Finance SA, 10.25%, 4/14/08                               2,258,130
                                                                                        $ 7,614,930
                        Diversified Financial Services - 1.9 %
        1,625,000       Bombardier Capital, Inc., 7.09%, 3/30/07                        $ 1,643,281
        5,640,000       Dollar Financial Group, 9.75%, 11/15/11                           5,851,500
        5,225,000       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                        5,007,076
        10,000          MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)                       12,914
                                                                                        $12,514,771
                        Total Diversified Financials                                    $20,129,701
                        Insurance - 1.4 %
                        Life & Health Insurance - 0.6 %
        3,881,000       Presidential Life Corp., 7.875%, 2/15/09                        $ 3,958,620
                        Multi-Line Insurance - 0.1 %
        600,000         Allmerica Financial Corp., 7.625%, 10/15/25                     $   645,293
                        Property & Casualty Insurance - 0.3 %
        2,000,000       Kingsway America, Inc., 7.5%, 2/1/14                            $ 2,077,458
                        Reinsurance - 0.4 %
        2,515,000       Platinum Underwritters Financial, 7.5%, 6/1/17 (144A)           $ 2,526,285
                        Total Insurance                                                 $ 9,207,656
                        Real Estate - 1.0 %
                        Real Estate Investment Trusts - 1.0 %
        2,738,000       Host Marriott LP, 6.375%, 3/15/15                               $ 2,710,620
        3,750,000       Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                   3,853,125
                                                                                        $ 6,563,745
                        Total Real Estate                                               $ 6,563,745
                        Software & Services - 1.1 %
                        Application Software - 0.7 %
        3,445,000       Riverdeep Group, Ltd, 9.25%, 4/15/11 (144A)                     $ 4,542,932
                        Internet Software & Services - 0.5 %
        2,950,000       Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                        $ 2,966,134
                        Total Software & Services                                       $ 7,509,066
                        Technology Hardware & Equipment - 0.8 %
                        Electronic Equipment & Instruments - 0.0 %
        15,000          General Cable Corp., 9.5%, 11/15/10                             $    15,806
                        Electronic Manufacturing Services - 0.8 %
        5,210,000       Sanmina-Sci Corp., 6.75%, 3/1/13                                $ 5,014,625
                        Office Electronics - 0.0 %
        100,000         Xerox Corp., 8.0%, 2/1/27                                       $   104,250
                        Total Technology Hardware & Equipment                           $ 5,134,681
                        Semiconductors - 0.3 %
                        Semiconductors - 0.3 %
        2,000,000       Magnachip Semiconductor, 8.00%, 12/15/14                        $ 1,935,000
                        Total Semiconductors                                            $ 1,935,000
                        Telecommunication Services - 7.4 %
                        Integrated Telecommunication Services - 2.0 %
        4,780,000       Eschelon Operating Co., 8.375%, 3/15/10                         $ 4,397,600
        1,900,000       Eschelon Operating Co., 8.375%, 3/15/10                           1,748,000
        9,860,000       Zeus Special Sub Ltd., Floating Rate, 2/1/15 (144A)               6,778,750
                                                                                        $12,924,350
                        Wireless Telecommunication Services - 5.4 %
        1,985,000       Cell C Pty Ltd., 8.625%, 7/1/12 (144A)                          $ 2,479,222
        550,000         Digicel, Ltd., 9.25%, 9/1/12 (144A)                                 565,125
        2,350,000       Horizon PCS, Inc., 11.375%, 7/15/12                               2,667,250
        5,500,000       Inmarsat Finance Plc, Floating Rate Note, 11/15/12                4,400,000
        1,889,000       Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)               1,976,366
        3,000,000       Mobile Telesystems Finance, 8.0%, 1/28/12                         3,071,250
        10,000          Rogers Cantel, Inc., 10.5%, 6/1/06                                    8,562
        8,200,000       Rogers Wireless, Inc., 7.625%, 12/15/11                           7,164,789
        5,245,000       Tele Norte Leste Participacoes, 8.0%, 12/18/13                    5,408,906
        1,750,000       UBS Vimpelcom, 10.0%, 6/16/09 (144A)                              1,885,625
        1,850,000       UBS Vimpelcom,  8.375%, 10/22/11 (144A)                           1,893,938
        1,980,000       UBS Vimpelcom, 8.0%, 2/11/10 (144A)                               1,995,840
        1,775,000       Ubiquitel Operating Co., 9.875%, 3/1/11                           1,981,344
                                                                                        $35,498,217
                        Total Telecommunication Services                                $48,422,567
                        Utilities - 2.1 %
                        Electric Utilities - 1.5 %
        6,907,000       AES Chivor, 9.75%, 12/30/14 (144A)                              $ 7,425,025
        2,701,563       Juniper Generation, 6.79%, 12/31/14 (144A)                        2,647,208
                                                                                        $10,072,233
                        Water Utilities - 0.6 %
        2,950,000       FG4 SA, 8.375%, 4/30/15 (144A)                                  $ 3,970,660
                        Total Utilities                                                 $14,042,893
                        TOTAL CORPORATE BONDS
                        (Cost   $581,235,012)                                           $583,590,935

                        FOREIGN GOVERNMENT BONDS - 3.5 %
ITL     2,100,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10                         $ 1,420,465
        2,405,000       Federal Republic of Brazil, 7.875%, 3/7/15                        2,400,190
COP     2,660,000,000   Republic of Columbia, 11.75%, 3/1/10                              1,235,410
COP     10,258,000,000  Republic of Columbia, 12.0%, 10/22/15                             4,819,117
        4,150,000       Republic of Columbia, 10.75% 1/15/13                              4,953,025
        935,000         Republic of Columbia, 8.25%, 12/22/14                               981,750
        285,000         Republic of Ecuador, Floating Rate, 8/15/30                         246,525
        4,500,000       Republic of Panama, 7.25%, 3/15/15                                4,882,500
        500,000         Republic of Peru, 7.35%, 7/21/25                                    495,000
        150,000         Republic of Peru, 8.375%, 5/3/16                                    169,500
        1,000,000       United Mexican States, 5.5%, 2/17/20                              1,293,845
                                                                                        $22,897,327
                        TOTAL FOREIGN GOVERNMENT BONDS
                        (Cost   $21,640,816)                                            $22,897,327

                        MUNICIPAL BONDS - 0.5 %
                        Muni  Airport - 0.0 %
        15,000          New Jersey Economic Development Authority Special Facility Reven$    14,776
                        Muni  Facilities - 0.1 %
        250,000         East Chicago Industry Exempt Facilities, 7.0%, 1/1/14           $   266,325
                        Muni Tobacco - 0.4 %
        2,500,000       Badger Tobacco Asset Securitization Corp., 6.375%, 6/1/32       $ 2,734,650
                        TOTAL MUNICIPAL BONDS
                        (Cost   $2,494,247)                                             $ 3,015,751

        Shares
                        WARRANTS - 0.7 %
                        Materials - 0.0 %
                        Forest Products - -0.0 %
        3,250           Mandra Forestry-CW13, Warrants Expire 5/15/13 *                 $         0
                        Total Materials                                                 $         0
                        Telecommunication Services - 0.7 %
                        Diversified Telecommunication - 0.7 %
        3,800,000       Telecom Argentina, Warrants Expire 7/15/15 *                    $ 4,769,157
                        Total Banks                                                     $ 4,769,157
                        TOTAL WARRANTS
                        (Cost   $4,694,500)                                             $ 4,769,157

                        TOTAL INVESTMENTS IN SECURITIES - 97.3 %
                        (Cost $632,029,308)(a)                                          $639,497,720

                        OTHER ASSETS AND LIABILITIES - 2.7 %                            $17,811,957

                        TOTAL NET ASSETS - 100.0%                                       $657,309,677

        144A            Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                        Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2005, the value of these securities amounted to $309,393,338 or 47.1% of total net assets.

        (a)             At July 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $632,030,296 was as follows:

                        Aggregate gross unrealized gain for all investments in which
                        there is an excess of value over tax cost                       $9,930,824

                        Aggregate gross unrealized loss for all investments in which
                        there is an excess of tax cost over value                        (2,463,400)

                        Net unrealized gain                                             $7,467,424

        (b)             At July 31, 2005, the following securities were out on loan:
        Principal
        Amount                                      Security                             Market Value
        $607,000        AMR Corp., 9.0%, 8/1/12                                         $   485,600
        1,020,500       Cooper Standard Auto, 8.375%, 12/15/14                              908,960
        3,228,000       Delphi Corp., 6.55%, 6/15/06                                      3,194,490
        2,354,000       Duane Reade, Inc., 9.75%, 8/1/11                                  1,836,120
        4,477,250       Hanger Orthopedic Group, 10.375% 2/15/09                          4,736,214
        2,625,000       Northwest Airlines, Inc., 10.0%, 2/1/09                           1,269,844
        187,000         Northwest Airlines, Inc., 7.875%, 3/15/08                            91,583
        5,606,250       United Rentals NA, Inc., 7.75%, 11/15/13                          5,557,818
                        Total                                                           $18,080,629

        Note:           Principal amounts are denominated in U.S. dollars unless otherwise denoted
        ITL             Italian Lira
        NOK             Norwegian Kroner
        COP             Columbian Peso



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.